Property, plant and equipment - Net impairments/(reversal of impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	$ 2,487	$ 1,287	$ 5,720
Impairment loss	2,504
Exploration expenses	$ 1,205	$ 1,004	$ 3,483